Provisions - Additional Information (Detail) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 25, 2017	Apr. 24, 2017
Disclosure of other provisions [line items]
Provisions	£ 515	£ 515		£ 515	£ 558	£ 700
Additional provision charge				298	385
Provisions released				(32)
Reduction in amount that FSCS owes to HM Treasury							£ 4,700	£ 15,700
Financial Ombudsman Service [member]
Disclosure of other provisions [line items]
Overturn rate percentage			16.00%
Average overturn rate percentage		12.00%
PPI [member]
Disclosure of other provisions [line items]
Provisions	246	£ 246		246	356	457
Additional provision charge				0	109	144
PPI [member] | Plevin redress [member]
Disclosure of other provisions [line items]
Provision linked to future claims levels				101
Impact on the PPI misselling element of provision				(16)
Provision for Past Business Review [member]
Disclosure of other provisions [line items]
Additional provision charge						114
August 2016 FCA Papers [member]
Disclosure of other provisions [line items]
Additional provision charge						32
Other products [member]
Disclosure of other provisions [line items]
Provisions	30	30		30	47	36
Additional provision charge					35
Provisions released			£ (11)	(14)
Regulatory Related | Financial Services Compensation Scheme [member]
Disclosure of other provisions [line items]
Regulatory costs related to Financial Services Compensation Scheme (FSCS)				(4)	1	34
Regulatory Related | Financial Services Compensation Scheme [member] | Santander UK Group Holdings plc [member]
Disclosure of other provisions [line items]
Reduction in amount that FSCS owes to HM Treasury	4	4		4	13
Regulatory Related Uk Bank Levy [member]
Disclosure of other provisions [line items]
Provisions	40	£ 40		£ 40	£ 44
Bank levy rate				0.16%	0.17%
Cost of UK Bank Levy Incurred				£ 69	£ 92	£ 107
Amount paid as UK Bank Levy				£ 86	109
Regulatory Related Uk Bank Levy [member] | Top of Range [member]
Disclosure of other provisions [line items]
UK Bank Levy				0.21%
Regulatory Related Uk Bank Levy [member] | Bottom of Range [member]
Disclosure of other provisions [line items]
UK Bank Levy				0.10%
Compliance with Consumer Credit Act [member]
Disclosure of other provisions [line items]
Additional operational risk losses and restructuring charges				£ 58	£ 0
Historical probate and bereavement practices [member]
Disclosure of other provisions [line items]
Additional operational risk losses and restructuring charges	£ 33